FAIR VALUE MEASUREMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FAIR VALUE MEASUREMENT
Intangible Assets, Net (Excluding Goodwill)	$ 1,208,340
Goodwill	5,529,178	$ 0	$ 0
Goodwill, Impairment Loss	$ 0	$ 105,818,351	$ 127,252,810